Risks and Financial Instruments - Credit risk exposure (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounting balance	R$ 5,459,359	R$ 5,767,961
Allowance for expected credit losses	468,850	496,040
Current [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	4,412,278	4,756,388
Allowance for expected credit losses	24,131	22,752
Less than 30 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	61,451	29,817
Allowance for expected credit losses	4,683	2,230
31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	57,753	22,633
Allowance for expected credit losses	2,841	2,516
61-90 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	23,845	32,522
Allowance for expected credit losses	3,646	8,617
91-180 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	47,430	58,529
Allowance for expected credit losses	15,609	20,159
More than 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	856,602	868,072
Allowance for expected credit losses	R$ 417,940	R$ 439,766
Weighted average [member] | Current [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	0.50%	0.50%
Weighted average [member] | Less than 30 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	17.60%	7.50%
Weighted average [member] | 31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	4.90%	11.10%
Weighted average [member] | 61-90 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	15.30%	26.50%
Weighted average [member] | 91-180 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	32.90%	34.40%
Weighted average [member] | More than 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	48.80%	50.70%